Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax on mark-to-market adjustment of listed investments	$ 0.0	$ 0.0	$ 1.7